Debt and Capital Lease Obligations - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Cost of capitalized leased assets included in property and equipment	$ 2,100,000		$ 2,100,000		$ 2,000,000	$ 600,000
Accumulated amortization of capitalized leased assets	1,500,000		1,500,000		1,300,000	100,000
Amortization expense for capitalized leased assets	54,000	40,000	188,000	115,000	500,000	100,000
Scenario, Previously Reported
Debt Instrument [Line Items]
Accumulated amortization of capitalized leased assets					$ 1,400,000